Drilling rigs	12 Months Ended
Dec. 31, 2014
Drilling rigs [Abstract]
Drilling rigs
Drilling units

(In US$ millions)	December 31, 2014	December 31, 2013
Cost	5,790.5	3,899.0
Accumulated depreciation	(649.4)	(450.7)
Net book value	5,141.1	3,448.3

Depreciation and amortization expense related to the drilling units was $198.7 million, $141.2 million and $114.0 million for the years ended December 31, 2014, 2013 and 2012 respectively.